Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

August 31, 2016

Dates Covered
Collections Period	08/01/16 - 08/31/16
Interest Accrual Period	08/15/16 - 09/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/16	768,320,445.00	33,203
Yield Supplement Overcollateralization Amount 07/31/16	32,820,827.33	0
Receivables Balance 07/31/16	801,141,272.33	33,203
Principal Payments	22,810,024.22	442
Defaulted Receivables	1,687,083.03	71
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/16	31,433,656.38	0
Pool Balance at 08/31/16	745,210,508.70	32,690

Pool Statistics	$ Amount	# of Accounts
Pool Factor	84.56%
Prepayment ABS Speed	1.49%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	9,258,621.21	399
Past Due 61-90 days	3,265,221.39	150
Past Due 91-120 days	453,304.22	23
Past Due 121+ days	0.00	0
Total	12,977,146.82	572

Total 31+ Delinquent as % Ending Pool Balance	1.74%
Total 61+ Delinquent as % Ending Pool Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	944,583.60
Aggregate Net Losses/(Gains) - August 2016	742,499.43
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.11%
Prior Net Losses Ratio	1.07%
Second Prior Net Losses Ratio	1.09%
Third Prior Net Losses Ratio	0.36%
Four Month Average	0.91%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.29%

Overcollateralization Target Amount	33,534,472.89
Actual Overcollateralization	33,534,472.89
Weighted Average APR	4.26%
Weighted Average APR, Yield Adjusted	6.00%
Weighted Average Remaining Term	61.61

Flow of Funds	$ Amount

Collections	26,655,321.04
Investment Earnings on Cash Accounts	6,390.19
Servicing Fee	(667,617.73)
Transfer to Collection Account	0.00
Available Funds	25,994,093.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	910,852.74
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	24,472,320.83
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	610,919.93

Total Distributions of Available Funds	25,994,093.50

Servicing Fee	667,617.73
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 08/15/16	736,148,356.64
Principal Paid	24,472,320.83
Note Balance @ 09/15/16	711,676,035.81

Class A-1
Note Balance @ 08/15/16	29,318,356.64
Principal Paid	24,472,320.83
Note Balance @ 09/15/16	4,846,035.81
Note Factor @ 09/15/16	3.1881815%

Class A-2
Note Balance @ 08/15/16	352,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	352,000,000.00
Note Factor @ 09/15/16	100.0000000%

Class A-3
Note Balance @ 08/15/16	262,000,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	262,000,000.00
Note Factor @ 09/15/16	100.0000000%

Class A-4
Note Balance @ 08/15/16	74,800,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	74,800,000.00
Note Factor @ 09/15/16	100.0000000%

Class B
Note Balance @ 08/15/16	18,030,000.00
Principal Paid	0.00
Note Balance @ 09/15/16	18,030,000.00
Note Factor @ 09/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	910,852.74
Total Principal Paid	24,472,320.83
Total Paid	25,383,173.57

Class A-1
Coupon	0.62000%
Interest Paid	15,652.74
Principal Paid	24,472,320.83
Total Paid to A-1 Holders	24,487,973.57

Class A-2
Coupon	1.32000%
Interest Paid	387,200.00
Principal Paid	0.00
Total Paid to A-2 Holders	387,200.00

Class A-3
Coupon	1.77000%
Interest Paid	386,450.00
Principal Paid	0.00
Total Paid to A-3 Holders	386,450.00

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.0605740
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.4949534
Total Distribution Amount	29.5555274

A-1 Interest Distribution Amount	0.1029786
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	161.0021107
Total A-1 Distribution Amount	161.1050893

A-2 Interest Distribution Amount	1.1000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	1.1000000

A-3 Interest Distribution Amount	1.4750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.4750000

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/16	2,196,494.13
Investment Earnings	581.83
Investment Earnings Paid	(581.83)
Deposit/(Withdrawal)	-
Balance as of 09/15/16	2,196,494.13
Change	-

Required Reserve Amount	2,196,494.13